Average Annual Total Returns - Class Z2 Shares - Alger Small Cap Growth Institutional Fund - IR	Class Z-2 Inception Date	Class Z-2 Return Before Taxes 1 Year	Class Z-2 Return Before Taxes Since Inception	Class Z-2 Return After Taxes on Distributions 1 Year	Class Z-2 Return After Taxes on Distributions Since Inception	Class Z-2 Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z-2 Return After Taxes on Distributions and Sale of Shares Since Inception	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Aug. 01, 2016	65.38%	27.74%	63.39%	25.07%	40.05%	21.93%	34.63%	17.39%